Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 708,105	$ 486,063
Restricted cash (note 7)	6,476,000
Accounts receivable and prepaid expenses (note 5)	556,947	413,443
Short-term deposit		68,939
Prepaid mine deposit and acquisition costs (note 6)		2,260,463
Prepaid finance costs		393,640
Total current assets	7,741,052	3,622,548
Non-current assets
Spare parts inventory	341,004
Equipment (note 5)	551,204	396,894
Long-term deposit (note 5)	269,015
Right-of-use assets (note 6)		52,353
Bunker Hill Mine and Mining interests (note 7)	15,896,645	1
Process plant (note 5)	8,130,972
Total assets	32,929,892	4,071,796
Current liabilities
Accounts payable	4,523,502	1,312,062
Accrued liabilities	1,500,164	869,581
EPA water treatment payable (note 8)		5,110,706
Interest payable (notes 8 and 9)	1,154,477	409,242
Derivative warrant liability (note 11)	903,697
Deferred share units liability (note 14)	573,742	1,531,409
Promissory notes payable (note 9)	1,500,000	2,500,000
Environment protection agency cost recovery payable (note 8)		11,000,000
Current portion of lease liability (note 10)		62,277
Total current liabilities	10,155,582	22,795,277
Non-current liabilities
Loan payable (note 9)	4,684,446
Series 1 convertible debenture (note 9)	5,537,360
Series 2 convertible debenture (note 9)	14,063,525
Royalty convertible debenture (note 9)	10,285,777
Environment protection agency cost recovery liability net of discount (note 8)	7,941,466
Derivative warrant liability (note 11)	6,438,679	15,518,887
Total liabilities	59,106,835	38,314,164
Shareholders’ Deficiency
Preferred shares, $0.000001 par value, 10,000,000 preferred shares authorized; Nil preferred shares issued and outstanding (note 11)
Common shares, $0.000001 par value, 1,500,000,000 common shares authorized; 229,501,661 and 164,435,826 common shares issued and outstanding, respectively (note 11)	228	164
Additional paid-in-capital (note 11)	45,161,513	38,248,618
Accumulated other comprehensive income	253,875
Accumulated Deficit	(71,592,559)	(72,491,150)
Total shareholders’ deficiency	(26,176,943)	(34,242,368)
Total shareholders’ deficiency and liabilities	$ 32,929,892	$ 4,071,796